Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000		1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Common stock, subject to possible redemption	2,577,138	7,875,000		7,875,000
Common stock,shares at redemption value (in Dollars per share)	$ 10.83	$ 10.29		$ 10.29
Common stock subject to possible redemption, par value (in Dollars per share)	0.0001	0.0001		0.0001
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	479,000,000	479,000,000		479,000,000
Ordinary shares, shares issued	2,086,874	118,125		118,125
Ordinary shares, shares outstanding	2,086,874	118,125		118,125
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares, shares authorized	20,000,000	20,000,000	[1]	20,000,000	[1]
Ordinary shares, shares issued	1	1,968,750	[1]	2,156,250	[1]
Ordinary shares, shares outstanding	1	1,968,750	[1]	2,156,250	[1]

[1]	The number of ordinary shares issued and outstanding at December 31, 2021 includes an aggregate of up to 281,250 shares of non-redeemable Founder Shares that are subject to forfeiture if the underwriter does not exercise the over-allotment option. In connection with the closing of the initial public offering and the underwriter’s partial exercise of over-allotment option on May 2, 2022, 93,750 of the Founder Shares were no longer subject to forfeiture, and 187,500 of the Founder Shares were forfeited.